Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Details of Amounts Presented in Different Currency
The amounts presented in the table below are originally presented in US Dollar and were converted into Brazilian Reais (R$) by the foreign exchange rate at the closing date.

	12/31/2020	12/31/2019
Balance sheet

Cash and cash equivalents	11,676	3,304
Trade receivable	3,151	3,846
Other receivables	1,206	935

Current assets	16,033	8,085

Leases, property and equipment	4,049	4,033

Non-current assets	4,049	4,033

Trade payables	9	124
Lease	1,008	782
Labor and social security obligations	7,527	5,410

Current liabilities	8,544	6,316

Lease	2,712	2,732

Non-current liabilities	2,712	2,732

Net Equity	8,826	3,070

Summary of Details of Foreign Exchange Gain (Losses) Recognized in the Income Statement
The aggregate net foreign exchange gains/losses recognized in profit or loss were:

	12/31/2020	12/31/2019	12/31/2019
Net foreign exchange result

Financial revenue	416	56	169
Financial expense	(193)	(196)	(225)

Net foreign exchange result, net	223	(140)	(56)

Summary of Details Movement in Interest Rates in Respect of Income from Investments on Cash and Fixed Income Assets
The table below summarize the sensitivity of changes in interest rates.

	Impact on post-tax profit
	2020	2019

Interest rates – increase by 70 basis points *	288	195
Interest rates – decreased by 100 basis points*	(412)	(279)

*	Holding all other variables constant

Summary of Detail of Net Debt
This section sets out an analysis of net debt and the movements in net debt for each of the periods presented.

	12/31/2020	12/31/2019
Cash and cash equivalents	83,449	3,896
Liquid investments (i)	8,253	85,944
Trade payables	(1,039)	(326)
Labor and social security obligations	(40,724)	(30,948)
Accounts payable	(125,828)	(37,702)
Lease liabilities	(106,199)	(102,891)

Net debt	(182,088)	(82,027)

Summary of Reconciliation of Liabilities Arising from Financing Activities
(i)	Liquid investments comprise current investments that are traded in an active market, being the Group’s financial assets held at fair value through profit or loss.

	Financial liabilities		Other assets
	Payables	Lease liabilities	Cash and cash equivalents	Liquid investments
Net debt as at 1 January 2019	(30,846)	(93,004)	11,713	37,583
Cash flow and dividends provision	(37,949)	19,027	(7,938)	48,361

Amortization cost	(181)	—	—	—

Addition and financial expenses accrual	—	(29,016)	—	—

Foreign exchange adjustments	—	—	121	—

Other changes (ii)	—	102	—	—

31 December 2019	(68,976)	(102,891)	3,896	85,944
Cash flow and dividends provision	(98,412)	19,652	77,203	(77,681)

Amortization cost	(203)	—	—	—

Addition and finance expenses accrual	—	(21,949)	—	—

Foreign exchange adjustments	—	—	2,350	—

Other changes (ii)	—	(1,011)	—	—

31 December 2020	(167,591)	(106,199)	83,449	8,253

(ii)	Other changes include non-cash movements, including CTA adjustments which will be presented as in other comprehensive income statement.
Maturities of financial liabilities
The tables below analyses the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at 31 December 2020	Less than 1 year	Between 1 and 3 years	Over 3 years	Carrying amount

Trade payables	(1,039)	—	—	(1,039)
Labor and social security obligations	(40,724)	—	—	(40,724)
Lease liabilities	(19,828)	(40,279)	(113,929)	(106,199)
Accounts payable	(125,795)	(33)	—	(125,828)

Total	(187,386)	(40,312)	(113,929)	(273,790)

Contractual maturities of financial liabilities at 31 December 2019	Less than 1 year	Between 1 and 3 years	Over 3 years	Carrying amount

Trade payables	(326)	—	—	(326)
Labor and social security obligations	(30,948)	—	—	(30,948)
Lease liabilities	(17,738)	(37,914)	(120,884)	(102,891)
Accounts payable	(37,669)	(33)	—	(37,702)

Total	(86,681)	(37,947)	(120,884)	(171,867)

Summary of Maturity Analysis for Non-Derivative Financial Liabilities
The tables below analyses the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at 31 December 2020	Less than 1 year	Between 1 and 3 years	Over 3 years	Carrying amount

Trade payables	(1,039)	—	—	(1,039)
Labor and social security obligations	(40,724)	—	—	(40,724)
Lease liabilities	(19,828)	(40,279)	(113,929)	(106,199)
Accounts payable	(125,795)	(33)	—	(125,828)

Total	(187,386)	(40,312)	(113,929)	(273,790)

Contractual maturities of financial liabilities at 31 December 2019	Less than 1 year	Between 1 and 3 years	Over 3 years	Carrying amount

Trade payables	(326)	—	—	(326)
Labor and social security obligations	(30,948)	—	—	(30,948)
Lease liabilities	(17,738)	(37,914)	(120,884)	(102,891)
Accounts payable	(37,669)	(33)	—	(37,702)

Total	(86,681)	(37,947)	(120,884)	(171,867)

Summary of Maturity Analysis of Lease Liabilities
The amounts disclosed in the table below are the lease liabilities contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At 31 December 2020	Rio de Janeiro Office (BM336)	São Paulo Office	NY Office (3rd Avenue)	Total contractual cash flows	Carrying amount non-current liabilities

2022	(17,148)	(2,930)	(1,038)	(21,116)	(17,635)
2023	(17,148)	(977)	(1,038)	(19,163)	(14,254)
2024	(17,148)	—	(1,038)	(18,186)	(12,004)
2025	(17,148)	—	—	(17,148)	(9,871)
2026	(17,148)	—	—	(17,148)	(8,740)
2027	(17,148)	—	—	(17,148)	(7,738)
2028	(17,148)	—	—	(17,148)	(6,851)
2029	(17,148)	—	—	(17,148)	(6,066)
2030	(10,003)	—	—	(10,003)	(3,212)

Total	(147,187)	(3,907)	(3,114)	(154,208)	(86,371)

Contractual maturities of financial liabilities At 31 December 2019	Rio de Janeiro Office (BM336)	São Paulo Office	NY Office (3rd Avenue)	Total contractual cash flows	Carrying amount non-current liabilities

2021	(15,617)	(2,535)	(805)	(18,957)	(15,819)
2022	(15,617)	(2,535)	(805)	(18,957)	(14,065)
2023	(15,617)	(845)	(805)	(17,267)	(11,401)
2024	(15,617)	—	(805)	(16,422)	(9,618)
2025	(15,617)	—	—	(15,617)	(7,959)
2026	(15,617)	—	—	(15,617)	(7,047)
2027	(15,617)	—	—	(15,617)	(6,239)
2028	(15,617)	—	—	(15,617)	(5,524)
2029	(15,617)	—	—	(15,617)	(4,891)
2030	(9,110)	—	—	(9,110)	(2,590)

Total	(149,663)	(5,915)	(3,220)	(158,798)	(85,153)